UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

211 N. Broadway,  Ste. 2080, St. Louis, MO        63102

  (Address of principal executive offices)          (Zip code)

Mutual Shareholder Services

8000 Towne Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code:   314-725-6161

Date of fiscal year end:  08/31

Date of reporting period:	11/30/2014

 Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Sparrow Growth Fund
	Schedule of Investments
	November 30, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 100.08%

Aerospace/Defense - 1.06%
625	Lockheed Martin Corp.	119,725

Apparel & Other Finished Products of Fabric - 3.38%
4,020	Columbia Sportswear Co.	181,101
2,780	Under Armour, Inc. *	201,522
		382,623
Apparel Stores - 1.51%
1,480	Hanesbrands, Inc.	171,266

Beverages - 5.32%
1,885	Anheuser-Busch InBev S.A.	220,526
780	Boston Beer Co., Inc. Class-A *	205,117
1,830	Constellation Brands, Inc. *	176,412
		602,055
Biological Products (No Diagnostic Substances) - 2.27%
455	Amgen, Inc.	75,216
590	Biogen Idec, Inc. *	181,537
		256,753
Biotechnology - 3.25%
965	Alexion Pharmaceuticals, Inc. *	188,078
1,785	Gilead Sciences, Inc. *	179,071
		367,149
Cable & Other Pay Television Services - 0.81%
540	Charter Communications, Inc. Class A *	91,638

Cement - 1.33%
1,820	Eagle Materials, Inc.	149,950

Consumer Goods - 1.37%
1,420	Ecolab, Inc.	154,709

Crude Petroleum & Natural Gas - .70%
1,400	Diamondback Energy, Inc. *	78,960

Dairy Products - 0.92%
2,850	WhiteWave Foods Co. *	104,395

Electronic Computers - 3.38%
1,965	Apple, Inc.	233,697
4,460	Super Micro Computer, Inc. *	148,429
		382,126
Entertainment-Diversified - 2.73%
125	Priceline.com, Inc. *	145,024
1,765	Walt Disney Co.	163,280
		308,304
Financial Services - 1.89%
1,440	Berkshire Hathaway, Class-B *	214,114

Food & Kindred Products - 2.27%
1,415	Hain Celestial Group, Inc. *	160,206
1,600	Kraft Foods Group, Inc.	96,272
		256,478
Footwear - 2.61%
1,740	Nike, Inc. Class-B	172,765
2,000	Skechers USA, Inc. *	122,820
		295,585
Glass Products, Made of Purchased Glass - 1.59%
3,970	Apogee Enterprises, Inc.	179,563

Industrial Instruments for Measurement, Display & Control - 2.50%
3,170	Cognex Corp.	129,051
4,205	MKS Instruments, Inc.	153,230
		282,281
Laboratory Analytical Instruments - 1.16%
685	Illumina, Inc. *	130,760

Measuring & Controlling Devices, NEC - .93%
815	Thermo Fisher Scientific, Inc.	105,371

Media Entertainment - .77%
250	Netflix, Inc. *	86,648

Motor Vehicle Parts & Accessories - .93%
535	Gentherm, Inc. *	20,164
3,200	Lydall, Inc. *	85,024
		105,188
National Commercial Banks - 0.87%
2,440	Simmons First National Corp.	98,747

Paper Mills - 1.37%
5,200	KapStone Paper & Packaging Corp. *	155,324

Paperboard Containers & Boxes - 1.18%
1,800	Packing Corp. of America	133,704

Personal Products - 0.00%
2,350	Proctor & Gamble Co.	212,510

Petroleum Refining - 1.03%
1,590	Phillips 66	116,102

Pharmaceutical Preparations - 18.32%
3,985	Akorn, Inc. *	159,679
3,920	Ani Pharmaceuticals, Inc. *	212,111
1,405	Cambrex Corp. *	31,964
2,080	Celgene Corp. *	236,475
2,110	Cubist Pharmaceuticals, Inc. *	159,959
3,210	INSYS Therapeutics, Inc. *	124,323
790	Jazz Pharmaceuticals Plc. *	139,901
3,400	Lannett Co., Inc. *	167,042
1,690	Mallinckrodt Plc. (Ireland) *	155,852
1,530	Medivation, Inc. *	177,312
1,275	Pacira Parmaceuticals, Inc. *	119,761
540	Regereron Pharmaceuticals, Inc. *	224,699
165	Shire Plc. ADR (Ireland)	35,244
895	Taro Pharmaceutical Industries Ltd. (Israel) *	128,424
		2,072,746
Railroads, Line-Haul Operating - 1.01%
1,430	The Greenbrier Companies, Inc. *	79,336
390	Westinghouse Air Brake Technologies Corp.	34,511
		113,847
Recreation Vehicles - 1.48%
1,070	Polaris Industries, Inc.	167,680

Refrigeration & Service Industry Machine - 0.95%
1,125	Middleby Corp.	107,595

Retail-Catalog & Mail-Order Houses - 1.24%
6,150	Vipshop Holdings, Ltd. *	140,589

Retail-Drug Stores & Proprietary Stores - 0.84%
1,040	CVS Health Corp.	95,014

Rolloing Drawing & Extruduing of Nonferrous Metals - 1.09%
7,120	Alcoa, Inc.	123,105

Security Brokers, Dealers & Flotation Companies - 2.37%
840	Goldman Sachs Group, Inc.	158,264
3,130	Morgan Stanley	110,113
		268,377
Semiconductors & Related Devices - 4.86%
1,480	Avago Technologies Ltd. (Singapore) *	138,232
3,415	Micron Technology, Inc. *	122,769
950	NPX Semiconductors N.V. (Netherlands) *	73,920
945	Silicon Motion Technology Corp. ADR	22,075
2,025	Skyworks Solutions, Inc.	136,627
2,300	TriQuint Semiconductor, Inc. *	56,051
		549,674
Services-Business Services, NEC - 1.76%
1,775	Akamai Technologies, Inc. *	114,683
1,640	Envestnet, Inc.	83,886
		198,569
Services-Commercial Physical & Biological Research - 0.93%
3,320	Albany Molecular Research, Inc. *	54,016
1,310	Providence Service Corp. *	51,260
		105,276
Services-Computer Integrated Systems Design - 2.99%
2,655	Open Text Corp. (Canada)	156,964
6,100	VASCO Data Security International, Inc. *	181,780
		338,744
Services-Computer Processing & Data Preparation - 1.02%
1,255	Bitauto Holdings Ltd. ADR *	115,661

Services-Computer Programming, Data Processing, Etc. - 1.76%
2,560	Facebook, Inc. *	198,912
325	Google, Inc. Class A *	178,451
		377,363
Services-Equipment Rental & Leasing - 0.94%
2,400	AerCap Holdings N.V. (Netherlands) *	106,344

Services-Prepackaged Software - 0.28%
1,600	ACI Worldwide, Inc. *	31,120

Services-Specialty Outpatient Facilities - 1.19%
2,170	Acadia Healthcare Co., Inc. *	134,562

Telephone Communications (No Radio Telephone) - 2.15%
3,750	Level 3 Communications, Inc. *	187,500
1,100	Verizon Communications, Inc.	55,649
		243,149
Textile-Apparel Clothing - 1.65%
2,480	VF Corp.	186,422

Transportation - 1.26%
735	Canadian Pacific Railway Ltd. (Canada)	141,973

Trucking (No Local) - 1.42%
3,700	ArcBest Corp.	160,654

TOTAL FOR COMMON STOCKS (Cost $9,399,984) - 100.08%		$ 11,320,492

SHORT TERM INVESTMENTS - 0.04%
4,195	Fidelity Governmental Fund (Cost $4,195) **	4,195

TOTAL FOR SHORT TERM INVESTMENTS (Cost $4,195) - 0.04%		$ 4,195

TOTAL INVESTMENTS (Cost $9,404,179) - 100.11%		$ 11,324,687

LIABILITIES IN EXCESS OF OTHER ASSETS - -0.11%		- (12,898)

NET ASSETS - 100.00%		$ 11,311,789

* Non-income producing security during the period
** Variable rate security; the coupon rate shown represents the yield at November 30, 2014.

NOTES TO FINANCIAL STATEMENTS
Sparrow Growth Fund
1. SECURITY TRANSACTIONS

At November 30, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,404,179 amounted to $1,852,278, which consisted of aggregate gross unrealized appreciation of $2,017,380 and aggregate gross unrealized depreciation of $165,102.

2. SECURITY VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$11,320,492	$0	$0	$11,320,492
Cash Equivalent	$4,195	$0	$0	$4,195
Total	$11,324,687	$0	$0	$11,324,687

Item 2. Controls and Procedures.

(a)       EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)       CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Sparrow Funds

By:    *Gerald Sparrow

          Gerald Sparrow, President

Date	1/29/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    *Gerald Sparrow

          Gerald Sparrow, President and Treasurer

Date	1/29/2015